Cash and Investments - Fair value assets valuation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item $ / a $ / ft²	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Private placement debt securities
Cash and Investments
Number of investments | item	11	11
Private placement debt securities | Sensitivity Analysis, increase in credit spreads
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 43.0
Private placement debt securities | Sensitivity Analysis, decrease in credit spreads
Cash and Investments
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (43.6)
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Private placement debt securities | Discounted cash flow | Credit spread | Low
Cash and Investments
Significant unobservable input	0.027
Private placement debt securities | Discounted cash flow | Credit spread | High
Cash and Investments
Significant unobservable input	0.095
Private placement debt securities - largest investment | Construction and home building
Cash and Investments
Financial assets		$ 125.6
Private placement debt securities - largest investment | Orla Mining Limited
Cash and Investments
Financial assets	$ 369.3
Private placement debt securities - second largest investment | Blizzard Vacatia
Cash and Investments
Financial assets	365.0
Private placement debt securities - second largest investment | Amynta Group
Cash and Investments
Financial assets		121.0
Private placement debt securities - third largest investment | Blizzard Vacatia
Cash and Investments
Financial assets	$ 275.0
Private placement debt securities - third largest investment | Duke Capital Limited
Cash and Investments
Financial assets		$ 114.6
Mortgage loans
Cash and Investments
Number of investments | item	112	93
Mortgage loans | Sensitivity Analysis, increase in credit spreads
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (38.1)
Mortgage loans | Sensitivity Analysis, decrease in credit spreads
Cash and Investments
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 10.1
Mortgage loans | Discounted cash flow | Credit spread | Low
Cash and Investments
Significant unobservable input	0.023
Mortgage loans | Discounted cash flow | Credit spread | High
Cash and Investments
Significant unobservable input	0.098
Mortgage loans - largest investment
Cash and Investments
Financial assets	$ 374.2	$ 235.0
Private placement preferred shares
Cash and Investments
Number of investments | item	3	2
Private placement preferred shares | Sensitivity Analysis, increase in credit spreads
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Private placement preferred shares | Sensitivity Analysis, decrease in credit spreads
Cash and Investments
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (49.5)
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 74.3
Private placement preferred shares | Discounted cash flow | Credit spread | Low
Cash and Investments
Significant unobservable input	0.027
Private placement preferred shares | Discounted cash flow | Credit spread | High
Cash and Investments
Significant unobservable input	0.046
Private placement preferred shares | Global Containership Owner Operator
Cash and Investments
Financial assets	$ 299.2
Private placement preferred shares | Real Estate Management And Development
Cash and Investments
Financial assets		$ 191.0
Limited partnerships and other
Cash and Investments
Number of investments | item	45	44
Limited partnerships and other | Sensitivity Analysis, increase in net asset values
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 228.4
Limited partnerships and other | Sensitivity Analysis, decrease in net asset values
Cash and Investments
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (228.4)
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Limited partnerships and other | Industrials One
Cash and Investments
Financial assets	$ 488.8	$ 320.1
Limited partnerships and other | Industrials Two
Cash and Investments
Financial assets	283.5	265.6
Limited partnerships and other | Industrials Three
Cash and Investments
Financial assets	$ 261.6
Limited partnerships and other | Oil and gas extraction
Cash and Investments
Financial assets		288.4
Investment property | Sales comparison | Discount rate | Low
Cash and Investments
Significant unobservable input	0.18
Investment property | Sales comparison | Discount rate | High
Cash and Investments
Significant unobservable input	0.18
Investment property | Sales comparison | Price per acre (Cdn$ thousands) | Low
Cash and Investments
Price per acre (Cdn$ thousands) | $ / a	40,200
Investment property | Sales comparison | Price per acre (Cdn$ thousands) | High
Cash and Investments
Price per acre (Cdn$ thousands) | $ / a	183,600
Investment property | Sales comparison | Price per square foot (US$) | Low
Cash and Investments
Price per square foot (US$) | $ / ft²	120
Investment property | Sales comparison | Price per square foot (US$) | High
Cash and Investments
Price per square foot (US$) | $ / ft²	120
Investment property | Income capitalization | Terminal capitalization rate | Low
Cash and Investments
Significant unobservable input	0.063
Investment property | Income capitalization | Terminal capitalization rate | High
Cash and Investments
Significant unobservable input	0.09
Investment property | Income capitalization | Discount rate | Low
Cash and Investments
Significant unobservable input	0.08
Investment property | Income capitalization | Discount rate | High
Cash and Investments
Significant unobservable input	0.103
Investment property | Income capitalization | Market rent growth rate | Low
Cash and Investments
Significant unobservable input	0.022
Investment property | Income capitalization | Market rent growth rate | High
Cash and Investments
Significant unobservable input	0.03
Investment property | Income capitalization | Overall capitalization rate | Low
Cash and Investments
Significant unobservable input	0.055
Investment property | Income capitalization | Overall capitalization rate | High
Cash and Investments
Significant unobservable input	0.055
Level 3
Cash and Investments
Financial assets	$ 11,984.0	10,059.0	$ 11,460.0
Level 3 | Bonds
Cash and Investments
Financial assets	7,050.4
Level 3 | Private placement debt securities
Cash and Investments
Financial assets	7,050.4	5,762.6	5,797.0
Level 3 | Private placement debt securities | Discounted cash flow
Cash and Investments
Financial assets	1,520.1
Level 3 | Mortgage loans | Market approach and discounted cash flow
Cash and Investments
Financial assets	5,402.5
Level 3 | Other | Various
Cash and Investments
Financial assets	127.8
Level 3 | Preferred Stocks
Cash and Investments
Financial assets	758.2
Level 3 | Private placement preferred shares | Discounted cash flow
Cash and Investments
Financial assets	676.6
Level 3 | Other | Various
Cash and Investments
Financial assets	81.6
Level 3 | Common Stocks
Cash and Investments
Financial assets	3,389.4
Level 3 | Limited partnerships and other
Cash and Investments
Financial assets	2,284.0	$ 2,104.8	$ 1,998.2
Level 3 | Limited partnerships and other | Net asset value
Cash and Investments
Financial assets	2,284.0
Level 3 | Private equity funds | Net asset value
Cash and Investments
Financial assets	492.4
Level 3 | Other | Various
Cash and Investments
Financial assets	613.0
Level 3 | Derivatives and other invested assets
Cash and Investments
Financial assets	734.8
Level 3 | Derivatives and other invested assets | Various
Cash and Investments
Financial assets	51.2
Level 3 | Investment property | Sales comparison
Cash and Investments
Financial assets	215.1
Level 3 | Investment property | Income capitalization
Cash and Investments
Financial assets	383.2
Level 3 | Other | Various
Cash and Investments
Financial assets	$ 136.5